UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06073

Cash Management Portfolio
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

Investment Portfolio as of June 30, 2011 (Unaudited)
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 17.9%
ANZ National International Ltd., 144A, 3.25%, 4/2/2012	49,000,000	50,008,868
Bank Nederlandse Gemeenten NV, 6.0%, 3/26/2012	35,000,000	36,441,156
Bank of Montreal, 0.12%, 7/25/2011	100,000,000	100,000,000
Bank of Nova Scotia, 0.16%, 7/8/2011	100,000,000	100,000,000
BNP Paribas:
0.26%, 8/2/2011	200,000,000	200,000,000
0.33%, 8/15/2011	50,000,000	50,005,617
0.35%, 8/8/2011	387,000,000	387,001,670
Commonwealth Bank of Australia, 144A, 2.4%, 1/12/2012	43,132,000	43,583,446
Credit Agricole SA:
0.3%, 8/4/2011	125,000,000	125,000,000
0.39%, 7/22/2011	200,000,000	200,000,000
Dexia Credit Local, 144A, 2.375%, 9/23/2011	108,000,000	108,444,133
HSBC Bank PLC, 0.86%, 7/12/2011	55,750,000	55,757,284
International Finance Corp., 3.0%, 11/15/2011	15,000,000	15,145,553
Intesa Sanpaolo SpA, 0.25%, 7/5/2011	115,000,000	115,000,000
Lloyds TSB Bank PLC:
0.23%, 8/1/2011	69,000,000	69,000,000
0.27%, 7/1/2011	150,000,000	150,000,000
Mizuho Corporate Bank Ltd.:
0.18%, 7/25/2011	50,000,000	50,000,000
0.19%, 7/8/2011	150,000,000	150,000,000
National Australia Bank Ltd., 0.265%, 12/13/2011	100,000,000	100,002,288
National Bank of Canada, 0.18%, 8/30/2011	120,000,000	120,000,000
Natixis, 0.21%, 7/1/2011	200,000,000	200,000,000
Nederlandse Waterschapsbank NV, 1.375%, 2/17/2012	44,700,000	44,979,201
Nordea Bank Finland PLC:
0.28%, 7/5/2011	60,250,000	60,250,033
0.67%, 7/20/2011	31,000,000	31,004,393
Rabobank Nederland NV, 0.34%, 9/23/2011	45,000,000	45,001,044
Royal Bank of Scotland NV:
0.29%, 7/29/2011	37,000,000	37,000,000
0.31%, 7/1/2011	121,000,000	121,000,000
Royal Bank of Scotland PLC, 144A, 3.0%, 12/9/2011	100,000,000	101,135,167
Skandinaviska Enskilda Banken AB:
0.18%, 8/23/2011	50,000,000	50,000,000
0.2%, 8/17/2011	134,000,000	134,000,000
0.2%, 8/23/2011	174,500,000	174,500,000
0.215%, 7/8/2011	200,000,000	200,000,000
0.24%, 7/1/2011	330,000,000	330,000,000
Societe Generale:
0.2%, 7/5/2011	113,000,000	113,000,000
0.24%, 9/1/2011	132,000,000	132,000,000
0.29%, 7/7/2011	50,000,000	50,000,250
Sumitomo Mitsui Banking Corp.:
0.19%, 7/6/2011	173,000,000	173,000,000
0.19%, 7/8/2011	78,200,000	78,200,000
Svenska Handelsbanken AB:
0.24%, 7/6/2011	150,000,000	150,000,000
0.28%, 7/14/2011	50,000,000	50,000,180
Toronto-Dominion Bank, 0.17%, 8/2/2011	270,000,000	270,000,000
Total Certificates of Deposit and Bank Notes (Cost $4,770,460,283)		4,770,460,283

Commercial Paper 26.8%
Issued at Discount**
Abbey National North America LLC, 0.35%, 8/29/2011	79,366,000	79,320,475
Argento Variable Funding:
144A, 0.25%, 8/4/2011	100,000,000	99,976,389
144A, 0.25%, 8/8/2011	150,000,000	149,960,417
144A, 0.26%, 8/1/2011	173,000,000	172,961,267
144A, 0.31%, 7/5/2011	98,000,000	97,996,624
Bank of Nova Scotia, 0.255%, 10/13/2011	10,000,000	9,992,633
Barclays Bank PLC:
0.22%, 9/1/2011	66,500,000	66,474,804
0.3%, 8/8/2011	260,000,000	259,917,667
0.3%, 8/10/2011	50,000,000	49,983,333
0.36%, 7/1/2011	250,000,000	250,000,000
BPCE SA:
0.27%, 7/26/2011	83,678,000	83,662,310
0.27%, 7/29/2011	115,000,000	114,975,850
Caisse d'Amortissement de la Dette Sociale:
0.21%, 7/7/2011	125,250,000	125,245,616
0.22%, 8/5/2011	9,501,000	9,498,968
0.24%, 9/19/2011	23,332,000	23,319,556
0.25%, 7/25/2011	38,000,000	37,993,667
DnB NOR Bank ASA, 0.21%, 10/3/2011	125,000,000	124,931,458
Erste Abwicklungsanstalt:
0.33%, 11/8/2011	70,000,000	69,916,583
0.36%, 12/14/2011	85,500,000	85,358,070
0.37%, 1/9/2012	50,000,000	49,901,333
0.37%, 1/17/2012	50,000,000	49,897,222
0.39%, 2/16/2012	50,000,000	49,875,417
0.4%, 3/14/2012	35,000,000	34,900,056
General Electric Capital Corp.:
0.16%, 8/23/2011	98,000,000	97,976,916
0.19%, 7/18/2011	100,000,000	99,991,028
General Electric Capital Services, Inc., 0.27%, 10/17/2011	25,000,000	24,979,750
Grampian Funding LLC:
144A, 0.25%, 8/9/2011	99,000,000	98,973,187
144A, 0.26%, 7/14/2011	71,000,000	70,993,334
144A, 0.26%, 7/19/2011	23,000,000	22,997,010
144A, 0.27%, 7/13/2011	150,000,000	149,986,500
144A, 0.28%, 7/7/2011	27,000,000	26,998,740
144A, 0.28%, 7/8/2011	345,000,000	344,981,217
144A, 0.28%, 7/11/2011	98,241,000	98,233,359
Johnson & Johnson:
144A, 0.17%, 7/18/2011	69,750,000	69,744,401
144A, 0.19%, 8/22/2011	50,000,000	49,986,278
144A, 0.2%, 8/22/2011	100,000,000	99,971,111
144A, 0.2%, 8/30/2011	100,000,000	99,966,667
144A, 0.22%, 10/4/2011	500,000	499,710
144A, 0.22%, 11/10/2011	100,000,000	99,919,333
144A, 0.23%, 8/5/2011	50,000,000	49,988,819
144A, 0.23%, 8/8/2011	50,000,000	49,987,861
Kells Funding LLC:
144A, 0.3%, 1/26/2012	25,000,000	24,956,458
144A, 0.35%, 2/17/2012	43,100,000	43,003,205
144A, 0.37%, 3/19/2012	25,700,000	25,630,796
144A, 0.37%, 4/10/2012	80,000,000	79,766,489
144A, 0.38%, 4/17/2012	25,000,000	24,923,208
144A, 0.39%, 7/5/2011	35,650,000	35,648,455
144A, 0.39%, 9/1/2011	50,000,000	49,966,417
144A, 0.39%, 9/6/2011	97,500,000	97,429,231
144A, 0.4%, 7/1/2011	44,850,000	44,850,000
LMA Americas LLC, 144A, 0.25%, 7/5/2011	107,840,000	107,837,004
Natixis Commercial Paper Corp.:
0.28%, 8/10/2011	100,000,000	99,968,889
0.34%, 7/1/2011	150,000,000	150,000,000
New York Life Capital Corp., 144A, 0.16%, 7/1/2011	21,000,000	21,000,000
NRW.Bank:
0.22%, 7/14/2011	94,000,000	93,992,532
0.24%, 11/1/2011	162,500,000	162,366,750
Rabobank USA Financial Corp.:
0.25%, 9/8/2011	4,250,000	4,247,964
0.34%, 10/11/2011	65,000,000	64,937,383
Salisbury Receivables Co., LLC, 144A, 0.13%, 7/18/2011	50,000,000	49,996,931
Sanofi:
0.26%, 7/14/2011	26,500,000	26,497,512
0.3%, 8/15/2011	260,000,000	259,902,500
0.3%, 8/16/2011	72,000,000	71,972,400
0.31%, 8/18/2011	75,000,000	74,969,000
SBAB Bank AB:
144A, 0.32%, 8/3/2011	50,000,000	49,985,333
144A, 0.35%, 7/19/2011	21,247,000	21,243,282
144A, 0.37%, 7/14/2011	50,000,000	49,993,319
144A, 0.39%, 7/5/2011	31,000,000	30,998,657
144A, 0.39%, 7/7/2011	80,000,000	79,994,800
Scaldis Capital LLC, 0.21%, 7/27/2011	4,000,000	3,999,393
Shell International Finance BV, 0.345%, 7/5/2011	98,100,000	98,096,239
Straight-A Funding LLC:
144A, 0.12%, 7/12/2011	159,000,000	158,994,170
144A, 0.15%, 8/16/2011	25,612,000	25,607,091
Swedbank AB:
0.26%, 7/13/2011	4,250,000	4,249,632
0.26%, 7/25/2011	133,000,000	132,976,947
0.26%, 7/27/2011	126,000,000	125,976,340
0.26%, 8/1/2011	22,000,000	21,995,074
0.27%, 7/11/2011	33,000,000	32,997,525
0.27%, 7/26/2011	88,400,000	88,383,425
0.29%, 7/7/2011	39,707,000	39,705,081
0.3%, 7/6/2011	50,000,000	49,997,917
0.32%, 7/7/2011	25,000,000	24,998,667
0.34%, 7/1/2011	32,000,000	32,000,000
0.34%, 7/5/2011	35,000,000	34,998,678
0.34%, 7/6/2011	150,000,000	149,992,917
Tasman Funding, Inc.:
144A, 0.23%, 9/6/2011	25,047,000	25,036,278
144A, 0.28%, 7/7/2011	55,067,000	55,064,430
Toronto Dominion Holdings USA, Inc., 0.135%, 7/15/2011	250,000	249,987
Total Capital Canada Ltd., 144A, 0.31%, 9/15/2011	15,000,000	14,990,183
UOB Funding LLC:
0.23%, 8/16/2011	41,000,000	40,987,951
0.32%, 7/20/2011	50,000,000	49,991,556
0.42%, 10/13/2011	45,000,000	44,945,400
Victory Receivables Corp.:
144A, 0.18%, 7/5/2011	103,192,000	103,189,936
144A, 0.18%, 7/6/2011	80,000,000	79,998,000
144A, 0.18%, 7/14/2011	40,000,000	39,997,400
Walt Disney Co.:
0.08%, 7/8/2011	25,000,000	24,999,611
0.11%, 8/5/2011	10,000,000	9,998,931
0.14%, 7/29/2011	20,000,000	19,997,822
Westpac Banking Corp.:
0.19%, 7/29/2011	46,900,000	46,893,069
0.225%, 9/6/2011	30,000,000	29,987,437
0.31%, 11/7/2011	3,700,000	3,695,890
Total Commercial Paper (Cost $7,113,306,428)		7,113,306,428

Government & Agency Obligations 5.2%
Foreign Government Obligations 0.3%
Kingdom of Denmark, 2.75%, 11/15/2011	88,200,000	88,962,184
Other Government Related (a) 0.9%
European Investment Bank, 0.11%, 8/15/2011	200,000,000	199,972,500
International Bank for Reconstruction & Development:
0.059%**, 8/8/2011	33,000,000	32,997,910
0.24%*, 7/13/2011	6,500,000	6,500,066
		239,470,476
US Government Sponsored Agencies 3.1%
Federal Farm Credit Bank:
0.17%*, 11/2/2011	60,000,000	59,998,981
0.258%**, 10/20/2011	39,000,000	38,968,735
0.318%**, 12/16/2011	10,000,000	9,985,067
Federal Home Loan Bank:
0.001%**, 7/1/2011	1,343,000	1,343,000
0.089%**, 9/21/2011	40,000,000	39,991,800
0.13%, 1/23/2012	11,000,000	10,997,956
0.237%*, 10/6/2011	40,000,000	40,011,249
0.25%, 10/28/2011	42,000,000	41,998,867
0.26%, 11/23/2011	28,000,000	27,996,218
0.26%, 11/29/2011	27,055,000	27,053,511
0.267%**, 9/12/2011	18,000,000	17,990,145
Federal Home Loan Mortgage Corp.:
0.119%**, 1/11/2012	25,000,000	24,983,833
0.129%**, 10/24/2011	35,000,000	34,985,465
0.15%*, 2/10/2012	41,200,000	41,207,994
Federal National Mortgage Association:
0.028%**, 7/14/2011	75,000,000	74,999,187
0.077%**, 7/21/2011	30,000,000	29,998,667
0.086%*, 7/27/2011	33,800,000	33,798,410
0.118%**, 8/22/2011	70,000,000	69,987,867
0.147%**, 8/22/2011	107,000,000	106,976,817
0.149%**, 10/20/2011	20,000,000	19,990,750
0.165%**, 9/14/2011	52,500,000	52,481,953
0.189%**, 1/3/2012	20,000,000	19,980,367
		825,726,839
US Treasury Obligations 0.9%
US Treasury Bills:
0.005%**, 7/14/2011	3,951,000	3,950,993
0.005%**, 9/1/2011	3,100,000	3,099,973
0.01%**, 8/11/2011	941,000	940,989
0.015%**, 8/11/2011	8,061,000	8,060,862
0.02%**, 8/4/2011	2,000,000	1,999,962
0.03%**, 8/25/2011	35,151,000	35,149,389
0.03%**, 9/8/2011	8,702,000	8,701,500
0.035%**, 9/15/2011	12,855,000	12,854,050
0.037%**, 8/11/2011	1,703,000	1,702,930
0.04%**, 8/18/2011	8,550,000	8,549,544
0.045%**, 8/25/2011	496,000	495,966
0.045%**, 12/8/2011	1,656,000	1,655,669
0.05%**, 11/17/2011	3,499,000	3,498,325
0.05%**, 11/25/2011	45,000,000	44,990,813
0.065%**, 7/14/2011	448,000	447,989
0.08%**, 7/7/2011	2,983,000	2,982,960
0.095%**, 7/7/2011	2,000,000	1,999,968
0.115%**, 10/13/2011	10,496,000	10,492,513
0.16%**, 9/29/2011	10,000,000	9,996,000
US Treasury Notes:
4.5%, 11/30/2011	34,500,000	35,099,825
4.625%, 8/31/2011	31,000,000	31,228,519
		227,898,739
Total Government & Agency Obligations (Cost $1,382,058,238)		1,382,058,238

Short-Term Notes* 17.6%
Abbey National Treasury Services PLC, 0.38%, 9/2/2011	213,500,000	213,500,000
Australia & New Zealand Banking Group Ltd., 144A, 0.31%, 1/20/2012	72,000,000	72,000,000
Bank of Nova Scotia:
0.17%, 11/4/2011	135,000,000	135,000,000
0.2%, 8/25/2011	150,000,000	150,000,000
0.25%, 9/12/2011	104,450,000	104,450,000
0.33%, 12/8/2011	85,000,000	85,000,000
Barclays Bank PLC, 0.505%, 7/19/2011	166,000,000	166,000,000
Bayerische Landesbank, 0.245%, 7/23/2012	40,000,000	40,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.273%, 5/25/2012	315,000,000	314,968,616
Canadian Imperial Bank of Commerce:
0.18%, 8/8/2011	163,000,000	163,000,000
0.265%, 4/26/2012	200,000,000	200,000,000
0.269%, 10/11/2011	15,000,000	15,001,689
Commonwealth Bank of Australia:
144A, 0.288%, 2/3/2012	135,000,000	135,000,000
144A, 0.29%, 4/30/2012	40,000,000	40,000,000
General Electric Capital Corp., 0.33%, 8/15/2011	94,895,000	94,904,699
International Business Machines Corp., 0.852%, 7/28/2011	33,980,000	33,996,248
JPMorgan Chase Bank NA, 0.275%, 7/9/2012	250,000,000	250,000,000
Kells Funding LLC:
144A, 0.279%, 5/4/2012	125,000,000	125,000,000
144A, 0.285%, 1/19/2012	27,000,000	27,000,000
144A, 0.287%, 8/15/2011	125,000,000	125,000,000
144A, 0.289%, 1/9/2012	64,000,000	63,997,244
144A, 0.291%, 2/27/2012	56,000,000	56,000,000
144A, 0.315%, 2/24/2012	147,500,000	147,500,000
144A, 0.323%, 4/16/2012	150,000,000	150,000,000
Lloyds TSB Bank PLC, 0.265%, 5/11/2012	140,000,000	140,000,000
Metropolitan Life Global Funding I, 144A, 2.304%, 7/1/2011	40,000,000	40,000,000
Nordea Bank Finland PLC, 0.523%, 2/3/2012	35,000,000	35,042,458
Rabobank Nederland NV:
0.26%, 5/16/2012	50,000,000	50,000,000
0.269%, 1/10/2012	108,250,000	108,250,000
0.28%, 4/24/2012	133,000,000	133,000,000
0.29%, 8/8/2011	238,200,000	238,200,000
144A, 0.33%, 6/15/2012	75,000,000	75,000,000
144A, 0.396%, 9/28/2011	82,000,000	82,029,893
Royal Bank of Canada:
0.27%, 8/16/2011	20,000,000	20,002,271
0.29%, 8/12/2011	115,000,000	115,000,000
0.923%, 7/29/2011	2,000,000	2,001,048
Societe Generale, 0.19%, 8/1/2011	26,000,000	26,000,000
Svenska Handelsbanken AB:
144A, 0.291%, 6/29/2012	80,000,000	80,000,000
144A, 0.403%, 11/9/2011	19,000,000	19,000,000
Toronto-Dominion Bank, 0.209%, 5/11/2012	130,500,000	130,500,000
Westpac Banking Corp.:
0.25%, 10/12/2011	132,000,000	132,000,000
0.264%, 2/13/2012	49,000,000	49,000,000
0.27%, 11/21/2011	100,000,000	100,000,000
0.279%, 5/9/2012	60,000,000	60,000,000
144A, 0.323%, 10/28/2011	46,000,000	46,003,465
0.34%, 1/10/2012	85,000,000	85,000,000
Total Short-Term Notes (Cost $4,673,347,631)		4,673,347,631

Time Deposits 11.4%
Bank of Nova Scotia, 0.0001%, 7/1/2011	200,000,000	200,000,000
Barclays Bank PLC, 0.02%, 7/1/2011	325,000,000	325,000,000
Citibank NA:
0.07%, 7/1/2011	25,000,000	25,000,000
0.09%, 7/5/2011	11,508,176	11,508,176
0.12%, 7/7/2011	150,000,000	150,000,000
KBC Bank NV, 0.0001%, 7/1/2011	600,000,000	600,000,000
National Australia Bank Ltd., 0.01%, 7/1/2011	25,000,000	25,000,000
State Street Euro Dollar, 0.01%, 7/1/2011	1,100,000,000	1,100,000,000
Svenska Handelsbanken AB, 0.0001%, 7/1/2011	600,000,000	600,000,000
Total Time Deposits (Cost $3,036,508,176)		3,036,508,176

Municipal Investments 18.0%
Albemarle County, VA, Economic Development Authority, Hospital Revenue, Martha Jefferson Hospital, Series B, 0.08%***, 10/1/2048, LOC: Branch Banking & Trust	6,000,000	6,000,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust Certificates, Series E-16, 144A, 0.09%***, 4/15/2039, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,490,000	22,490,000
Appleton, WI, Redevelopment Authority Revenue, Fox Cities Performing Arts Center, Inc., Series B, 0.1%***, 6/1/2036, LOC: JPMorgan Chase Bank	18,400,000	18,400,000
Arizona, Board of Regents, State University Systems Revenue, Series A, 0.05%***, 7/1/2034, LOC: Lloyds TSB Bank PLC	4,315,000	4,315,000
Arizona, Health Facilities Authority Revenue, Banner Health System, Series B, 0.04%***, 1/1/2035, LOC: Scotiabank	13,460,000	13,460,000
Arizona, Health Facilities Authority Revenue, Catholic West:
Series A, 0.07%***, 7/1/2035, LOC: JPMorgan Chase Bank	18,300,000	18,300,000
Series B, 0.09%***, 7/1/2035, LOC: Bank of America NA	19,000,000	19,000,000
Atlanta, GA, Airport Revenue, 0.3%, 8/4/2011	50,000,000	50,000,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, FirstEnergy Nuclear Generation Corp., Series B, 0.06%***, 12/1/2035, GTY: FirstEnergy Solutions, LOC: Citibank NA	9,795,000	9,795,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.24%***, 3/1/2041, LIQ: JPMorgan Chase Bank	30,000,000	30,000,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, 0.29%***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, 0.29%***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, 0.29%***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
BlackRock MuniYield Quality Fund III, Inc., 144A, 0.29%***, 6/1/2041, LIQ: Citibank NA	44,500,000	44,500,000
BlackRock MuniYield California Quality Fund, Inc., Series W-7-1665, 144A, AMT, 0.29%***, 5/1/2041, LIQ: Citibank NA	13,500,000	13,500,000
BlackRock MuniYield New York Quality Fund, Inc., Series W-7-2477, 144A, AMT, 0.29%***, 5/1/2041, LIQ: Citibank NA	26,300,000	26,300,000
Blount County, TN, Public Building Authority, Local Government Public Improvement:
Series E-5-A, 0.1%***, 6/1/2030, LOC: Branch Banking & Trust	45,100,000	45,100,000
Series E-5-B, 0.1%***, 6/1/2042, LOC: Branch Banking & Trust	12,785,000	12,785,000
California, ABAG Finance Authority for Non-Profit Corporations, Multi-Family Housing Revenue, Crossing Apartments, Series A, AMT, 0.08%***, 12/15/2037, LIQ: Fannie Mae	9,000,000	9,000,000
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series D-2, 0.03%***, 4/1/2047, LOC: JPMorgan Chase Bank	39,200,000	39,200,000
Series A-1, 144A, 0.04%***, 4/1/2047, LOC: Bank of America NA	21,000,000	21,000,000
Series A-2, 0.04%***, 4/1/2047, LOC: Union Bank NA	20,500,000	20,500,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series D-1, 0.03%***, 4/1/2045, LOC: Lloyds TSB Bank PLC	10,500,000	10,500,000
Series C-1, 0.04%***, 4/1/2047, LOC: JPMorgan Chase Bank	48,750,000	48,750,000
Series E-3, 0.04%***, 4/1/2047, LOC: Bank of America NA	25,000,000	25,000,000
California, Board of Regents, State University Systems Revenue, 0.17%, 7/7/2011	25,831,000	25,830,268
California, Housing Finance Agency Revenue, Series A, AMT, 0.07%***, 8/1/2035, LOC: Fannie Mae & Freddie Mac	8,435,000	8,435,000
California, Housing Finance Agency Revenue, Home Mortgage, Series D, 144A, AMT, 0.07%***, 2/1/2040, LOC: Fannie Mae & Freddie Mac	29,325,000	29,325,000
California, Housing Finance Agency Revenue, Multi-Family Housing:
Series A, AMT, 0.06%***, 2/1/2041, LOC: Fannie Mae, Freddie Mac	20,345,000	20,345,000
Series C, AMT, 0.06%***, 2/1/2033, LOC: Fannie Mae, Freddie Mac	13,500,000	13,500,000
Series C, AMT, 0.06%***, 8/1/2037, LOC: Fannie Mae, Freddie Mac	15,470,000	15,470,000
Series III-D, AMT, 0.06%***, 2/1/2038, LOC: Fannie Mae, Freddie Mac	17,125,000	17,125,000
California, State General Obligation, Series B-1, 0.06%***, 5/1/2040, LOC: Bank of America NA	20,000,000	20,000,000
California, Statewide Communities Development Authority Revenue, Series 2089, 144A, 0.09%***, 10/1/2036, GTY: Wells Fargo & Co., LIQ: Wells Fargo Bank NA	6,440,000	6,440,000
California, Statewide Communities Development Authority Revenue, LA County Museum of Art, Series B, 0.05%***, 12/1/2037, LOC: Union Bank NA	35,000,000	35,000,000
California, Statewide Communities Development Authority Revenue, Retirement Housing Foundation, 0.08%***, 9/1/2030, LOC: KBC Bank NV	35,560,000	35,560,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Bay Vista At Meadow Park, Series NN-1, AMT, 0.08%***, 11/15/2037, LIQ: Fannie Mae	29,320,000	29,320,000
California, Wells Fargo Stage Trust, Series 25C, 144A, 0.09%***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	3,525,000	3,525,000
Carroll County, KY, Environmental Facilities Revenue, Utilities Company Project, Series A, AMT, 0.1%***, 2/1/2032, LOC: Sumitomo Mitsui Banking	40,000,000	40,000,000
Channahon, IL, Morris Hospital Revenue, 0.08%***, 12/1/2034, LOC: US Bank NA	5,220,000	5,220,000
Clark County, NV, Passenger Facility Charge Revenue, McCarran International Airport, Series F-2, 0.11%***, 7/1/2022, LOC: Union Bank NA	18,000,000	18,000,000
Cleveland, OH, Airport Systems Revenue, Series D, 0.08%***, 1/1/2024, LOC: PNC Bank NA	11,000,000	11,000,000
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Carnegie/89th Garage Project, 0.07%***, 1/1/2037, LOC: JPMorgan Chase Bank	18,125,000	18,125,000
Cohoes, NY, Industrial Development Agency, Urban Cultural Park Facility Revenue, Eddy Cohoes Project, 0.06%***, 12/1/2033, LOC: Bank of America NA	18,000,000	18,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.06%***, 6/1/2038, LOC: US Bank NA	12,500,000	12,500,000
Colorado, Health Facilities Authority Revenue, Covenant Retirement, Series A, 0.08%***, 12/1/2029, LOC: LaSalle Bank NA	12,900,000	12,900,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.08%***, 6/1/2038, LOC: JPMorgan Chase Bank	14,000,000	14,000,000
Colorado, Housing & Finance Authority, Series I-A1, 144A, 0.13%***, 10/1/2036, LIQ: Barclays Bank PLC (b)	20,690,000	20,690,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series B-1, 0.14%***, 5/1/2038, LOC: Fannie Mae & Freddie Mac (b)	33,525,000	33,525,000
"I", Series A-2, 0.15%***, 5/1/2038, LOC: Fannie Mae & Freddie Mac (b)	25,280,000	25,280,000
Colorado, Meridian Village Metropolitan, RBC Municipal Products, Inc. Trust, Series C-11, 144A, 0.09%***, 12/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	17,580,000	17,580,000
Colorado Springs, CO, Utilities Revenue, Series C, 0.07%***, 11/1/2040, SPA: JPMorgan Chase Bank	29,750,000	29,750,000
Columbus, OH, Regional Airport Authority Revenue, Pooled Financing Program, Series A, 0.09%***, 1/1/2030, LOC: US Bank NA	8,535,000	8,535,000
Contra Costa County, CA, Multi-Family Housing Revenue, Creekview Apartments, Series B, 144A, AMT, 0.08%***, 7/1/2036, LIQ: Freddie Mac	6,000,000	6,000,000
Cuyahoga County, OH, Housing Revenue, Euclid Avenue Housing Corp., Series A, 0.08%***, 8/1/2042, LOC: PNC Bank NA	10,000,000	10,000,000
District of Columbia, University Revenue, Wells Fargo Stage Trust, Series 57C, 144A, 0.1%***, 4/1/2034, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	24,995,000	24,995,000
Erie County, PA, Hospital Authority, Health Facilities Revenue, St. Mary's Home Erie Project, Series A, 0.13%***, 7/1/2038, LOC: Bank of America NA	8,200,000	8,200,000
Florida, Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.11%***, 7/1/2038, LOC: Northern Trust Co.	12,910,000	12,910,000
Florida, Gulf Coast University Financing Corp., Capital Improvement Revenue, Housing Project, Series A, 0.06%***, 2/1/2038, LOC: Bank of America NA	21,165,000	21,165,000
Florida, Halifax Hospital Medical Center Revenue, 0.08%***, 6/1/2048, LOC: JPMorgan Chase & Co.	35,000,000	35,000,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 0.1%***, 10/15/2032, LIQ: Fannie Mae	8,920,000	8,920,000
Florida, Keys Aqueduct Authority Water Revenue, 0.05%***, 9/1/2035, LOC: TD Bank NA	16,200,000	16,200,000
Florida, Sunshine State Governmental Financing Commission Revenue, Miami Dade County Program, Series B, 0.07%***, 9/1/2032, LOC: JPMorgan Chase Bank	28,500,000	28,500,000
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.13%***, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
Fremont, CA, Certificates of Participation, 0.06%***, 8/1/2038, LOC: US Bank NA	21,000,000	21,000,000
Galveston County, TX, General Obligation, Series R-11275WF, 144A, 0.08%***, 8/1/2023, GTY: Wells Fargo & Co., INS: NATL, LIQ: Wells Fargo & Co.	9,430,000	9,430,000
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 0.09%***, 8/1/2040, SPA: Royal Bank of Canada	19,800,000	19,800,000
Georgia, Metropolitan Rapid Transportation Authority, Sales Tax Revenue, Series A, 144A, 0.06%***, 7/1/2025, LOC: JPMorgan Chase Bank	10,600,000	10,600,000
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series C-4, 0.04%***, 9/1/2036	18,600,000	18,600,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 0.09%***, 10/1/2036, LOC: Branch Banking & Trust	11,040,000	11,040,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Hospital Systems, Series D-3, 0.1%***, 6/1/2029, LOC: Bank of America NA	15,100,000	15,100,000
Hawaii, Pacific Health Special Purpose Revenue, Department of Budget & Finance:
Series B-1, 0.07%***, 7/1/2033, LOC: JPMorgan Chase Bank	25,000,000	25,000,000
Series B-2, 0.07%***, 7/1/2033, LOC: JPMorgan Chase Bank	25,000,000	25,000,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Hospital:
Series F, 0.06%***, 11/15/2035, LOC: Wells Fargo Bank NA	11,000,000	11,000,000
Series D, 0.08%***, 11/15/2037, LOC: Bank of America NA	31,410,000	31,410,000
Houston, TX, RBC Municipal Products, Inc. Trust Certificates, Utility Systems Revenue, Series E-14, 144A, 0.09%***, 5/15/2034, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	24,070,000	24,070,000
Houston, TX, Water & Sewer System Revenue, Series 27TPZ, 144A, 0.08%***, 12/1/2028, GTY: Wells Fargo Bank NA, INS: AGMC, LIQ: Wells Fargo Bank NA, LOC: Wells Fargo Bank NA	15,130,000	15,130,000
Idaho, Health Facilities Authority Revenue, St. Luke's Health Systems Project, Series A, 0.08%***, 11/1/2043, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
Illinois, Development Finance Authority Revenue, Chicago Symphony Project, 0.08%***, 12/1/2033, LOC: Bank One NA	12,500,000	12,500,000
Illinois, Eclipse Funding Trust, Solar Eclipse, Springfield Electric Revenue, Series 2006-0007, 144A, 0.08%***, 3/1/2030, LIQ: US Bank NA, LOC: US Bank NA	22,550,000	22,550,000
Illinois, Educational Facilities Authority Revenues, Field Museum of Natural History, 144A, 0.09%***, 11/1/2032, LOC: Bank of America NA	28,900,000	28,900,000
Illinois, Finance Authority Revenue:
Series A, 0.08%***, 11/15/2022, INS: Radian, LOC: JPMorgan Chase Bank	12,085,000	12,085,000
Series 15C, 144A, 0.1%***, 10/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	24,405,000	24,405,000
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago, Series A, 0.06%***, 4/1/2039, LOC: JPMorgan Chase Bank	13,280,000	13,280,000
Illinois, State Toll Highway Authority Revenue, Series A-1A, 0.09%***, 1/1/2031, INS: AGMC, SPA: JPMorgan Chase Bank	51,500,000	51,500,000
Indiana, Finance Authority Hospital Revenue, Community Foundation of Northwest Indiana, 0.06%***, 8/1/2029, LOC: Harris NA	6,195,000	6,195,000
Indiana, Finance Authority Hospital Revenue, Parkview Health Systems, Series B, 0.06%***, 11/1/2039, LOC: Wells Fargo Bank NA	12,490,000	12,490,000
Indiana, Finance Authority Hospital Revenue, Indiana University Health:
Series A, 0.05%***, 3/1/2033, LOC: Northern Trust Co.	16,550,000	16,550,000
Series J, 0.14%***, 3/1/2033, LOC: JPMorgan Chase Bank (b)	15,625,000	15,625,000
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.09%***, 1/15/2025, GTY: Wells Fargo & Co., INS: AGMC, LIQ: Wells Fargo & Co.	7,545,000	7,545,000
Indiana, State Finance Authority Revenue, Ascension Health Credit Group, Series E-7, 0.06%***, 11/15/2033	23,600,000	23,600,000
Indiana, Wells Fargo Stage Trust, Series 41C, 144A, 0.1%***, 1/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,785,000	16,785,000
Irvine Ranch, CA, Water District, 0.05%***, 1/1/2021, LOC: Sumitomo Mitsui Banking	7,300,000	7,300,000
Jacksonville, FL, Electronic Systems Revenue, 0.15%, 7/6/2011	32,000,000	32,000,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Series B-3, 0.16%***, 7/1/2033, LOC: Mizuho Corporate Bank (b)	19,050,000	19,050,000
Kansas, State Department of Transportation Highway Revenue:
Series A-5, 0.05%***, 9/1/2015, SPA: US Bank NA	16,650,000	16,650,000
Series C-2, 0.05%***, 9/1/2022, SPA: JPMorgan Chase Bank	10,000,000	10,000,000
Series C-3, 0.05%***, 9/1/2023, SPA: JPMorgan Chase Bank	14,500,000	14,500,000
Kansas City, MO, Industrial Development Authority, Student Housing Facilities Revenue, Oak Street West Student, 144A, 0.09%***, 8/1/2038, LOC: Bank of America NA	30,160,000	30,160,000
Kansas City, MO, Special Obligation, H. Roe Bartle Scout Reservation, Series E, 0.09%***, 4/15/2034, LOC: Bank of America NA	27,500,000	27,500,000
Knox County, TN, Health Education & Housing Facilities Board, Hospital Facilities Revenue, Covenant Health, Series B, 0.09%***, 1/1/2033, LOC: Bank of America NA	24,000,000	24,000,000
Ladysmith, WI, Industrial Development Revenue, Indeck Ladysmith LLC Project, Series A, 0.08%***, 8/1/2027, LOC: Wells Fargo Bank NA	8,400,000	8,400,000
Lincoln County, WY, Pollution Control Revenue, Pacificorp Project, 0.08%***, 1/1/2016, LOC: Wells Fargo Bank NA	11,250,000	11,250,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.06%***, 12/1/2032, LIQ: Freddie Mac	13,300,000	13,300,000
Maine, State Housing Authority, Mortgage Purchase Revenue, Series D, AMT, 0.11%***, 11/15/2042, SPA: KBC Bank NV	10,000,000	10,000,000
Maricopa County, AZ, Industrial Development Authority, Senior Living Facilities Revenue, Christian Care Apartments, Series A, 0.08%***, 9/15/2035, LIQ: Fannie Mae	10,960,000	10,960,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Suburban Hospital, 0.08%***, 7/1/2029, LOC: PNC Bank NA	10,560,000	10,560,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Series B, 0.1%***, 1/1/2043, LOC: Branch Banking & Trust	17,605,000	17,605,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance:
Series A-1, 0.05%***, 1/1/2029, SPA: TD Bank NA	28,900,000	28,900,000
Series A-3, 0.06%***, 1/1/2039, LOC: Bank of America NA	38,845,000	38,845,000
Series A-4, 0.03%***, 1/1/2039, SPA: Barclays Bank PLC	14,950,000	14,950,000
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.07%***, 10/1/2038, LOC: TD Bank NA	4,725,000	4,725,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.09%***, 4/1/2038, LOC: TD Bank NA	5,400,000	5,400,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.08%***, 10/1/2030, LOC: RBS Citizens NA	27,355,000	27,355,000
Massachusetts, State General Obligation:
Series A, 0.05%***, 9/1/2016, SPA: JPMorgan Chase Bank	31,845,000	31,845,000
Series B, 0.07%***, 3/1/2026, SPA: Bank of America NA	10,500,000	10,500,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Hillcrest Extended Care Services, Inc., Series A, 0.12%***, 10/1/2026, LOC: Bank of America NA	6,685,000	6,685,000
Massachusetts, State Water Resources Authority:
Series C-1, 0.06%***, 11/1/2026, SPA: Bank of America NA	20,900,000	20,900,000
Series C-2, 0.06%***, 11/1/2026, SPA: Barclays Bank PLC	20,800,000	20,800,000
Series A-3, 0.06%***, 8/1/2037, SPA: Wells Fargo Bank NA	22,300,000	22,300,000
Michigan, Finance Authority, School Loan:
Series C, 0.15%***, 9/1/2050, LOC: Bank of Montreal (b)	21,000,000	21,000,000
Series B, 0.16%***, 9/1/2050, LOC: PNC Bank NA (b)	25,000,000	25,000,000
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Hope College, Series B, 0.1%***, 4/1/2032, LOC: PNC Bank NA	17,430,000	17,430,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.13%***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Minnesota, State Housing Finance Agency, Residential Housing:
Series C, AMT, 0.08%***, 1/1/2037, SPA: State Street Bank & Trust Co.	17,805,000	17,805,000
Series I, AMT, 0.09%***, 1/1/2036, SPA: Lloyds TSB Bank PLC	28,960,000	28,960,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series M, AMT, 0.08%***, 1/1/2036, SPA: Lloyds TSB Bank PLC	7,780,000	7,780,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.16%***, 12/1/2043, LOC: US Bank NA (b)	11,500,000	11,500,000
Mississippi, Business Finance Corp., Gulf Opportunity Zone, Chevron USA, Inc.:
Series C, 0.05%***, 12/1/2030, GTY: Chevron Corp.	10,000,000	10,000,000
Series B, 0.06%***, 12/1/2030, GTY: Chevron Corp.	10,000,000	10,000,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.06%***, 1/1/2036, LOC: JPMorgan Chase Bank	10,330,000	10,330,000
Nashville & Davidson County, TN, Metropolitan Government, Health & Educational Facilities Board Revenue, Vanderbilt University, Series A, 0.06%***, 10/1/2030	24,150,000	24,150,000
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.08%***, 10/15/2032, LIQ: Fannie Mae	11,815,000	11,815,000
Nevada, Housing Division, Single Family Mortgage Revenue, Series A, AMT, 0.13%***, 10/1/2039, SPA: JPMorgan Chase Bank	10,000,000	10,000,000
New Jersey, Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, 144A, 0.05%***, 7/1/2036, LOC: Wells Fargo Bank NA	5,245,000	5,245,000
New Jersey, State Educational Facilities Authority Revenue, Seton Hall University, Series D, 0.05%***, 7/1/2037, LOC: TD Bank NA	13,480,000	13,480,000
New Mexico, Educational Assistance Foundation, Series A-1, AMT, 0.14%***, 4/1/2034, LOC: Royal Bank of Canada	23,080,000	23,080,000
New York, Eagle Tax-Exempt Trust, Class A, 144A, 0.09%***, 6/15/2035, LIQ: Citibank NA	9,475,000	9,475,000
New York, Metropolitan Transportation Authority, 0.26%, 7/6/2011	30,500,000	30,500,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.05%***, 11/1/2031, LOC: Morgan Stanley Bank	19,000,000	19,000,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, St. John's University, Series B-2, 0.04%***, 7/1/2037, LOC: Bank of America NA	32,000,000	32,000,000
New York, State Dormitory Authority Revenues, Secondary Issues, Series R-12121, 0.09%***, 4/1/2015, LIQ: Citibank NA	15,830,000	15,830,000
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series D, 0.06%***, 7/1/2031, LOC: TD Bank NA	12,300,000	12,300,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York, Inc.:
Series A-1, 144A, 0.06%***, 5/1/2039, LOC: Mizuho Corporate Bank	22,800,000	22,800,000
Series A-2, 144A, 0.06%***, 5/1/2039, LOC: Mizuho Corporate Bank	21,100,000	21,100,000
Series C-1, 144A, AMT, 0.08%***, 11/1/2039, LOC: Mizuho Corporate Bank	11,200,000	11,200,000
Series C-3, 144A, AMT, 0.08%***, 11/1/2039, LOC: Mizuho Corporate Bank	23,800,000	23,800,000
New York, State Environmental Facilities Corp., Clean Water & Drinking, Series R-12273, 144A, 0.09%***, 11/15/2011, SPA: Citibank NA	13,010,000	13,010,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Properties, Series A, 0.07%***, 5/15/2037, LIQ: Fannie Mae	29,660,000	29,660,000
New York, State Housing Finance Agency Revenue, 316 Eleventh Avenue Housing, Series A, AMT, 0.07%***, 5/15/2041, LIQ: Fannie Mae	48,500,000	48,500,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.12%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen (b)	11,650,000	11,650,000
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.1%***, 5/15/2036, LIQ: Fannie Mae	5,250,000	5,250,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 0.07%***, 5/15/2036, LIQ: Fannie Mae	61,950,000	61,950,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 0.07%***, 11/1/2036, LOC: Landesbank Hessen-Thuringen	10,000,000	10,000,000
New York, State Housing Finance Agency Revenue, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.1%***, 11/1/2034, LIQ: Freddie Mac	7,400,000	7,400,000
New York, State Housing Finance Agency Revenue, West 38 Street, Series A, AMT, 0.07%***, 5/15/2033, LIQ: Fannie Mae	16,000,000	16,000,000
New York, State Housing Finance Agency, Affordable Housing Revenue, Clinton Park Housing, Series A, 0.04%***, 11/1/2044, LOC: Wells Fargo Bank NA	23,000,000	23,000,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 144A, 0.06%***, 1/1/2032, SPA: JPMorgan Chase Bank	86,590,000	86,590,000
New York, Wells Fargo Stage Trust, Series 11C, 144A, 0.1%***, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series C, 144A, 0.05%***, 2/15/2031, LOC: TD Bank NA	15,420,000	15,420,000
New York City, NY, Transitional Finance Authority Revenue, Series 3866, 144A, 0.06%***, 8/1/2011, LIQ: JPMorgan Chase & Co.	50,000,000	50,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-3, 0.05%***, 11/1/2028, SPA: JPMorgan Chase Bank	10,190,000	10,190,000
Series G-5, 0.06%***, 5/1/2034, SPA: Barclays Bank PLC	52,000,000	52,000,000
New York, NY, General Obligation:
Series C-3A, 0.04%***, 8/1/2020, LIQ: Bank of Nova Scotia	57,000,000	57,000,000
Series C-3B, 0.05%***, 8/1/2020, LIQ: Lloyds TSB Bank PLC	27,000,000	27,000,000
Series A-6, 144A, 0.06%***, 8/1/2031, LOC: Mizuho Corporate Bank	32,000,000	32,000,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Forsyth Country Day School, 0.1%***, 12/1/2031, LOC: Branch Banking & Trust	12,575,000	12,575,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield Episcopal Retirement Community, Inc., Series B, 0.1%***, 11/1/2038, LOC: Branch Banking & Trust	10,035,000	10,035,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series B, AMT, 0.09%***, 12/1/2035, LOC: Bank of America NA	10,000,000	10,000,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, 0.29%*, 5/5/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, Housing Finance Agency, Residential Mortgage-Backed Revenue, Series F, AMT, 0.07%***, 3/1/2037, SPA: Citibank NA	31,930,000	31,930,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.07%***, 9/1/2036, SPA: State Street Bank & Trust Co.	68,405,000	68,405,000
Ohio, Water Development Authority, Pollution Control Facilities Revenue, Series 12C, 144A, 0.1%***, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	29,995,000	29,995,000
Oklahoma, Development Finance Authority, Continuing Care Retirement, Inverness Village Project, Series A, 0.1%***, 1/1/2042, LOC: KBC Bank NV	15,480,000	15,480,000
Oklahoma, State Turnpike Authority Revenue:
Series B, 0.09%***, 1/1/2028, SPA: Royal Bank of Canada	20,330,000	20,330,000
Series D, 0.09%***, 1/1/2028, SPA: Royal Bank of Canada	24,060,000	24,060,000
Oregon, State Facilities Authority Revenue, Childpeace Montessori, Series A, 0.09%***, 10/1/2037, LOC: Bank of The West	7,000,000	7,000,000
Oklahoma, Wells Fargo Stage Trust, Series 67C, 144A, 0.1%***, 9/1/2037, LIQ: Wells Fargo Bank NA	14,415,000	14,415,000
Palm Beach County, FL, Solid Waste Authority Revenue, 1.0%, Mandatory Put 1/12/2012 @ 100, 10/1/2031	100,000,000	100,307,895
Philadelphia, PA, Airport Revenue, Series C, AMT, 0.08%***, 6/15/2025, LOC: TD Bank NA	14,765,000	14,765,000
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Series B, 0.04%***, 1/1/2034, LOC: US Bank NA	9,000,000	9,000,000
Series C, 0.06%***, 1/1/2034, LOC: TD Bank NA	6,000,000	6,000,000
Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health Systems, Series A2, 0.08%***, 11/1/2038, LOC: Northern Trust Co.	9,750,000	9,750,000
Raleigh Durham, NC, Airport Authority Revenue, Series C, 0.08%***, 5/1/2036, LOC: US Bank NA	10,595,000	10,595,000
Sacramento County, CA, Multi-Family Housing Authority Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 0.1%***, 7/1/2036, LOC: Citibank NA	6,096,000	6,096,000
Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series C, 0.07%***, 8/15/2036, LOC: Bank of America NA	12,500,000	12,500,000
San Jose, CA, Financing Authority Lease Revenue, Hayes Mansion, Series D, 0.15%***, 6/1/2025, LOC: US Bank NA (b)	40,985,000	40,985,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.15%***, 6/1/2025, LOC: Bank of America NA (b)	12,460,000	12,460,000
Santa Clara, CA, Electric Revenue, Series B, 0.06%***, 7/1/2027, LOC: Bank of America NA	13,960,000	13,960,000
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, 0.08%***, 7/1/2037, LOC: Bank of America NA	26,665,000	26,665,000
Southern California, Metropolitan Water District, Waterworks Revenue, Series B, 0.05%***, 7/1/2028, SPA: Landesbank Hessen-Thuringen	7,000,000	7,000,000
St. James Parish, LA, Nustar Logistics, Series A, 0.1%***, 10/1/2040, LOC: JPMorgan Chase Bank	12,500,000	12,500,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Northwest Senior Edgemere Project, Series B, 144A, 0.08%***, 11/15/2036, LOC: LaSalle Bank NA	9,330,000	9,330,000
Texas, A & M University of Texas Permanent Fund:
Series A, 0.25%, 7/7/2011	25,000,000	25,000,000
Series A, 0.26%, 8/3/2011	20,000,000	20,000,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.09%***, 4/1/2021, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	24,570,000	24,570,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.11%***, 10/1/2039, LOC: Citibank NA	10,895,000	10,895,000
Texas, State General Obligation:
Series D, 0.17%***, 12/1/2030, LOC: Lloyds TSB Bank PLC	16,480,000	16,480,000
Series E, 0.17%***, 6/1/2032, LOC: Sumitomo Mitsui Banking (b)	24,725,000	24,725,000
Texas, State Tax & Revenue Anticipation Notes:
Series 3812, 144A, 0.06%***, 8/31/2011, LIQ: JPMorgan Chase & Co.	103,000,000	103,000,000
2.0%, 8/31/2011	109,765,000	110,066,319
Texas, State Veterans Housing Assistance Fund II:
Series A, 144A, AMT, 0.1%***, 6/1/2034, SPA: Landesbank Hessen-Thuringen	12,515,000	12,515,000
Series C, 0.17%***, 6/1/2031, SPA: JPMorgan Chase & Co. (b)	11,480,000	11,480,000
Texas, University of Houston Revenues, Consolidated Systems, 0.08%***, 2/15/2024	9,625,000	9,625,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.1%***, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.08%***, 7/1/2037, LOC: Bank of Scotland	22,230,000	22,230,000
Tulsa, OK, Airports Improvement Trust, Special Facility Revenue, Bizjet International Sales & Support, Inc., 144A, AMT, 0.09%***, 8/1/2018, LOC: Landesbank Hessen-Thuringen	7,000,000	7,000,000
Union County, NC, Enterprise Systems Revenue, 0.05%***, 6/1/2034, LOC: Bank of America NA	13,700,000	13,700,000
University of New Mexico, Systems Improvement Revenues, 0.09%***, 6/1/2026, SPA: JPMorgan Chase Bank	33,625,000	33,625,000
University of Texas, Financing Systems Revenues, Series B, 0.04%***, 8/1/2025, LIQ: University of Texas Investment Management Co.	51,180,000	51,180,000
University of Washington, 0.24%, 7/7/2011	20,000,000	20,000,000
Vermont, Educational & Health Buildings, Financing Agency Revenue, Norwich University Project, 0.07%***, 9/1/2038, LOC: TD Bank NA	9,600,000	9,600,000
Vermont, State Student Assistance Corp., Education Loan Revenue, Series C-2, 144A, AMT, 0.1%***, 12/15/2040, LOC: Lloyds Bank	32,170,000	32,170,000
Vermont, State Student Assistance Corp., Education Loan Revenue., Series B-1, AMT, 0.08%***, 12/15/2039, LOC: Bank of New York Mellon	60,625,000	60,625,000
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.11%***, 7/1/2030, LOC: JPMorgan Chase Bank	20,000,000	20,000,000
Washington, State General Obligation, Series 16C, 144A, 0.1%***, 2/1/2036, LIQ: Wells Fargo Bank NA	10,700,000	10,700,000
Washington, State Health Care Facilities Authority, Swedish Health Services, Series B, 0.07%***, 11/15/2046, LOC: Citibank NA	13,000,000	13,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, New Tacoma Apartments Project, 0.08%***, 1/1/2040, LOC: Wells Fargo Bank NA	11,400,000	11,400,000
Washington, State Housing Finance Commission, Nonprofit Revenue, St. Thomas School Project, Series B, 0.08%***, 7/1/2036, LOC: Bank of America NA	10,510,000	10,510,000
Washington County, AL, Industrial Development Authority Revenue, Bay Gas Storage Co., Ltd. Project, 144A, 0.07%***, 8/1/2037, LOC: UBS AG	9,165,000	9,165,000
West Virginia, Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co., Series A, 0.08%***, 12/1/2042, LOC: Sumitomo Mitsui Banking	10,800,000	10,800,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.14%***, 3/1/2033, LOC: Fannie Mae & Freddie Mac (b)	14,610,000	14,610,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Wheaton Franciscan Systems, 0.08%***, 8/15/2036, LOC: PNC Bank NA	34,000,000	34,000,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.11%***, 4/1/2042, LOC: Wells Fargo Bank NA	25,905,000	25,905,000
Wyoming, Student Loan Corp. Revenue, Series A-3, 0.09%***, 12/1/2043, LOC: Royal Bank of Canada	40,000,000	40,000,000
Total Municipal Investments (Cost $4,788,540,482)		4,788,540,482

Repurchase Agreements 0.8%
BNP Paribas, 0.01%, dated 6/30/2011, to be repurchased at $15,000,004 on 7/1/2011 (c)	15,000,000	15,000,000
BNP Paribas, 0.03%, dated 6/30/2011, to be repurchased at $50,000,042 on 7/1/2011 (d)	50,000,000	50,000,000
JPMorgan Securities, Inc., 0.0001%, dated 6/30/2011, to be repurchased at $10,000,000 on 7/1/2011 (e)	10,000,000	10,000,000
Merrill Lynch & Co., Inc., 0.05%, dated 6/30/2011, to be repurchased at $20,255,584 on 7/1/2011 (f)	20,255,556	20,255,556
Morgan Stanley & Co., Inc., 0.05%, dated 6/30/2011, to be repurchased at $98,000,136 on 7/1/2011 (g)	98,000,000	98,000,000
The Goldman Sachs & Co., 0.03%, dated 6/30/2011, to be repurchased at $9,000,008 on 7/1/2011 (h)	9,000,000	9,000,000
Total Repurchase Agreements (Cost $202,255,556)		202,255,556

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $25,966,476,794)+	97.7	25,966,476,794
Other Assets and Liabilities, Net	2.3	607,925,207
Net Assets	100.0	26,574,402,001

* These securities are shown at their current rate as of June 30, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2011.

+ The cost for federal income tax purposes was $25,966,476,794.

(a) Government-backed debt issued by financial companies or government sponsored enterprises.

(b) Taxable issue.

(c) Collateralized by $11,673,400 US Treasury Inflation Indexed Note, 1.875%, maturing on 7/15/2013 with a value of $15,300,054.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,598,000	Tennessee Valley Authority	4.5-6.75	7/18/2017- 9/15/2039	4,317,239
1,522,000	Federal National Mortgage Association	0.146	9/19/2011	1,522,167
35,075,000	Federal Home Loan Bank	1.0-6.8	7/23/2013- 9/3/2030	35,452,121
9,714,000	Federal Farm Credit Bank	0.156-0.205	9/7/2012- 9/16/2013	9,712,499
Total Collateral Value				51,004,026

(e) Collateralized by $10,215,000 US Treasury Note, 1.375%, maturing on 11/30/2015 with a value of $10,203,517.

(f) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,317,000	Tennessee Valley Authority	4.625	9/15/2060	2,209,305
18,460,000	Federal Home Loan Bank	0.136	11/26/2012	18,451,693
Total Collateral Value				20,660,998

(g) Collateralized by $93,667,371 Federal National Mortgage Association, 3.321-6.0%, maturing on 4/1/2033-5/1/2041 with a value of $100,447,963.

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,201,637	Federal National Mortgage Association	3.494-7.0	9/1/2013- 4/1/2041	7,897,865
1,179,618	Federal Home Loan Mortgage Corp.	5.5	7/1/2021- 11/1/2021	1,282,135
Total Collateral Value				9,180,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Radian: Radian Asset Assurance, Inc.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (i)	$—	$25,764,221,238	$—	$25,764,221,238
Repurchase Agreements	—	202,255,556	—	202,255,556
Total	$—	$25,966,476,794	$—	$25,966,476,794

There have been no transfers between Level 1 and Level 2 fair value measurements during the six months ended June 30, 2011.

(i) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2011 (Unaudited)
Assets
Investments in non-affiliated securities, valued at amortized cost	$25,966,476,794
Cash	754,682,306
Receivable for investments sold	7,510,000
Interest receivable	12,234,912
Other assets	265,283
Total assets	26,741,169,295
Liabilities
Payable for investments purchased	162,366,750
Accrued management fee	2,810,573
Other accrued expenses and payables	1,589,971
Total liabilities	166,767,294
Net assets, at value	$26,574,402,001

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2011 (Unaudited)
Investment Income
Income: Interest	$41,709,869
Expenses: Management fee	18,276,994
Administration fee	4,387,938
Professional fees	225,734
Reports to shareholders	10,164
Custodian fee	363,800
Trustees' fees and expenses	444,575
Other	522,815
Total expenses before expense reductions	24,232,020
Expense reductions	(833,440)
Total expenses after expense reductions	23,398,580
Net investment income	18,311,289
Net realized gain (loss) from investments	1,618,954
Net increase (decrease) in net assets resulting from operations	$19,930,243

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations: Net investment income	$18,311,289	$54,765,972
Net realized gain (loss)	1,618,954	1,171,699
Net increase (decrease) in net assets resulting from operations	19,930,243	55,937,671
Capital transactions in shares of beneficial interest: Proceeds from capital invested	139,508,704,551	321,400,411,976
Value of capital withdrawn	(147,386,107,249)	(329,490,407,575)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(7,877,402,698)	(8,089,995,599)
Increase (decrease) in net assets	(7,857,472,455)	(8,034,057,928)
Net assets at beginning of period	34,431,874,456	42,465,932,384
Net assets at end of period	$26,574,402,001	$34,431,874,456

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Six Months Ended 6/30/11 (Unaudited)		Years Ended December 31,
			2010	2009	2008	2007	2006
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26,574		34,432	42,466	29,653	33,739	8,877
Ratio of expenses before expense reductions (%)	.17	*	.17	.16	.17	.17	.20
Ratio of expenses after expense reductions (%)	.16	*	.16	.14	.13	.14	.18
Ratio of net investment income (%)	.13	*	.16	.43	2.85	5.14	4.83
Total Return (%)a,b	.07	**	.17	.48	2.81	5.31	4.97
a Total return would have been lower had certain expenses not been reduced.
b Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the "Portfolio'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end management investment company organized as a New York business trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2011, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 7%, 9%, 4% and 77%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2010 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $3.0 billion of the Portfolio's average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

The Advisor has voluntarily agreed to waive total operating expenses at 0.16% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest). This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2011, the Advisor waived a portion of its management fee aggregating $833,440, and the amount charged aggregated $17,443,554, which was equivalent to an annualized effective rate of 0.12% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2011, the Administration Fee was $4,387,938, of which $671,447 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2011.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

October 4, 2010

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of a proposed pass-through to the funds of certain reporting costs associated with new regulations for money funds. My evaluation considered the following:

• My recently completed annual evaluation (please see my summary report of October 3, 2010), concluding that the prospective fees and expenses of all the DWS-sponsored money funds are reasonable.

• The fact that in my opinion the services DWS would provide under the combination of the Advisory and proposed Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• Management's analysis showing that the maximum total expense ratio impact of this change on any fund share class would be 1.3 basis points, which in my opinion is not material to my conclusions about the reasonableness of expenses.

Based on the foregoing considerations, in my opinion the proposed fees and expenses for the affected DWS-sponsored money funds are reasonable.

Thomas H. Mack

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Portfolio

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2011